Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable, Net [Line Items]
Less: allowance for credit losses	$ (367,577)	$ (375,975)	$ (361,014)
Account receivable, net	9,633,289	8,708,075
Third-Party Customers [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable, gross	10,000,866	9,084,050
Non-State-Owned Customers [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable, gross	7,401,526	6,876,994
State-Owned Customers [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable, gross	$ 2,599,340	$ 2,207,056